Other income (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023	Sep. 30, 2022
Other income.
Insurance claims	$ 32	$ 70		$ 310	$ 1,686
Other income	1			59	2,521
Total other income	$ 33	$ 70	[1]	$ 369	$ 4,207	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.